INCOME TAXES NOL and tax credit carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Operating Loss Carryforwards
Percentage of post 2017 NOLs, deductible	80.00%
State
Operating Loss Carryforwards
Operating loss carryforwards	$ 282.3
State | Minimum
Operating Loss Carryforwards
Expiration date	Jan. 01, 2019
State | Maximum
Operating Loss Carryforwards
Expiration date	Dec. 31, 2038
Foreign
Operating Loss Carryforwards
Operating loss carryforwards	$ 5.3
Expiration date	Dec. 31, 2028
Tax credit carryforward	$ 5.6
Foreign | Minimum
Operating Loss Carryforwards
Expiration date	Jan. 01, 2019
Foreign | Maximum
Operating Loss Carryforwards
Expiration date	Dec. 31, 2026